UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brett L. Agnew, Assistant Secretary
800 Nicollet Mall, BC-MN-H05F
Minneapolis, MN 55402
(Name and address of agent for service)

(612) 303-7557
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  December 31, 2007

Item 1.  Report to Stockholders.

2007 Annual Report MOUNT VERNON SECURITIES LENDING TRUST

TABLE OF CONTENTS

Holdings Summaries	1

Expense Examples	2

Short-Term Bond Portfolio - Overview	3

Report of Independent Registered Public Accounting Firm	5

Schedule of Investments	6

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Notice to Shareholders	19

NOT FDIC INSUREDNO BANK GUARANTEEMAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST      2007  Annual Report

HOLDINGS SUMMARIES

Portfolio Allocation as of December 31, 2007 1 (% of net assets)

Prime Portfolio

Repurchase Agreements	38.5%
Commercial Paper	30.9
Extendible Floating Rate Corporate Notes	10.0
Structured Notes	6.1
Money Market Funds	5.7
Floating Rate Corporate Notes	3.6
Certificates of Deposit	3.2
Floating Rate Funding Agreements	1.2
Structured Investment Vehicle	0.7
Other Assets and Liabilities, Net [2]	0.1
100.0%

Short-Term Bond Portfolio

Repurchase Agreements	29.5%
Commercial Paper	24.0
Floating Rate Corporate Notes	16.1
Extendible Floating Rate Corporate Notes	9.8
Structured Notes	6.5
Money Market Funds	5.9
Certificates of Deposit	2.6
Structured Investment Vehicles	2.6
Collateralized Mortgage Obligation, Asset-Backed	1.4
Floating Rate Funding Agreements	1.4
Other Assets and Liabilities, Net [2]	0.2
100.0%

1	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2	Investments in securities typically comprise substantially all of the portfolio’s net assets.
Other assets and liabilities include receivables for items such as income earned, but not yet received, and payables for items such as fund expenses incurred, but not yet paid.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     1

EXPENSE EXAMPLES

As a shareholder of Prime Portfolio or Short-Term Bond Portfolio (each a "portfolio" and collectively, the “portfolios”), you incur ongoing costs, including administration fees and other portfolio expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested in a portfolio at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

For each portfolio, two lines are presented in a table below. The first line provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested in the particular portfolio, to estimate the expenses that you paid over the period.  Simply divide your account value in the portfolio by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for your portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each portfolio, the second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the respective portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the portfolio and other funds.  To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio

	Beginning Account Value (7/01/2007)	Ending Account Value (12/31/2007)	Expenses Paid During Period [1] (7/01/2007 to 12/31/2007)
Actual [2]	$1,000.00	$1,026.80	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

1
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).

2	Based on the actual return for the six-month period ended December 31, 2007 of 2.68%.

Short-Term Bond Portfolio

	Beginning Account Value (7/01/2007)	Ending Account Value (12/31/2007)	Expenses Paid During Period [3] (7/01/2007 to 12/31/2007)
Actual [4]	$1,000.00	$1,026.90	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

3
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the six-month period).

4	Based on the actual return for the six-month period ended December 31, 2007 of 2.69%.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     2

SHORT-TERM BOND PORTFOLIO -Overview

Investment Objective:  maximize current income to the extent consistent with the preservation of capital and liquidity

How does the portfolio operate?

Shares of Mount Vernon Securities Lending Trust Short-Term Bond Portfolio (the “portfolio”) are sold exclusively to certain lenders participating in the securities lending program maintained by U.S. Bank National Association. Under this program, the securities lending agent, on behalf of these lenders, invests cash received as collateral for securities loans in shares of the portfolio.  The portfolio is managed to maintain its duration at a level that is based on the average duration of the related securities loans. Thus, the portfolio is managed in a different manner than a traditional short-term bond fund.

How did the portfolio perform for the fiscal year ended December 31, 2007?

The portfolio returned 5.48% for the fiscal year ended December 31, 2007. By comparison, the portfolio’s benchmark, the Lehman 1-3 Year Government/Credit Bond Index*, returned 6.83% for the same period.

What were the general economic and market conditions during the fiscal year?

Economic growth was generally below its long-term potential growth rate during the fiscal year as evidenced by the increase in the unemployment rate to 4.7% in October from 4.4% a year earlier. The subpar pace of domestic economic growth, along with significant credit market imbalances that developed in August and caused a broader tightening in financial market conditions, led the Federal Reserve to cut the Fed funds rate by 50 basis points on September 18, by 25 basis points on October 31, and by another 25 basis points on December 11.

Despite these rate cuts by the Fed, equity markets generally remained below the high levels reached earlier in the year, and then weakened significantly subsequent to year end. Fixed-income investors’ appetite for risk dried up and the dealer community tightened balance sheets considerably. Not surprisingly, risk premiums on non-Treasury assets were quite volatile and ended the year much wider than where they started. In this environment, Treasury securities outperformed all market sectors by wide margins. Rates fell as the odds ofa recession increased and multiple future rate cuts were priced into the market.

How did market conditions and investment strategies affect the portfolio’s performance?

The second half of 2007 was a period of great turbulence for the financial markets, with the impact being felt across a broad range of sectors and asset classes.  As a result of this turbulence, some of the portfolio’s investments, including its secured liquidity notes and structured notes, have experienced a decrease in liquidity.  The total value of the portfolio’s illiquid investments as of December 31, 2007, was $816 million, or 20.9% of net assets.  We should note, however, that since that date, $261 million of these illiquid investments have matured or paid down, and the percentage of the portfolio’s net assets invested in illiquid securities has decreased to 12.3% as of February 20, 2008.  In addition to experiencing decreased liquidity, some of the secured liquidity notes held by the portfolio experienced defaults and were subsequently restructured.  As a result, these securities currently are valued below par.  Though the portfolio’s net asset value per share remained at $1.00 per share as of year end, further decreases in the values of these secured liquidity notes or other securities held by the portfolio could cause the portfolio’s net asset value to decrease below $1.00 per share.

The portfolio was otherwise well positioned to take advantage of the increasing spreads between the London Interbank Offered Rate (“LIBOR”) and the Fed funds rate that resulted from the turbulence in the markets and the general decline in the Fed funds rate.  The daily fluctuations in the Fed funds rate did not adversely impact the performance of the portfolio due to significant holdings in overnight repurchase agreements, which are sensitive to, and allow the portfolio’s yield to reflect immediately, any fluctuations in such rates. Also, the portfolio’s performance was aided by positions in money market mutual funds, whose yields typically lag interest rate reductions.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     3

SHORT-TERM BOND PORTFOLIO -Overview

Annual Performance[1] as of December 31, 2007
		Since Inception
	1 year	4/1/2006

Short-Term Bond Portfolio	5.48%	5.47%
Lehman 1-3 Year Government/Credit Bond Index [2]	6.83%	6.08%

Value of $10,000 Investment[1] as of December 31, 2007

Short-Term Bond Portfolio	$10,978
Lehman 1-3 Year Government/Credit Bond Index [2]	$11,090

The chart above illustrates the total value of an assumed $10,000 investment in the portfolio’s shares (from 4/1/2006, portfolio’s inception, to 12/31/2007) as compared to the Lehman 1-3 Year Government/Credit Bond Index 2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the portfolio may be lower or higher than the performance data quoted.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

As of the most recent amendments to the registration statement, the portfolio’s total annual operating expense ratio was 0.02%.

1
Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or redemption of portfolio shares. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

2
An unmanaged index of one-to-three-year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     4

Report of Independent RegisteredPUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Mount Vernon Securities Lending Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Mount Vernon Securities Lending Trust (comprising respectively, the Mount Vernon Securities Lending Prime and Mount Vernon Securities Lending Short-Term Bond Portfolios) (the Trust) as of December 31, 2007, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of December 31, 2007, and confirmation of the securities held by correspondence with brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Mount Vernon Securities Lending Trust at December 31, 2007, the results of their operations, the changes in their net assets, and their financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 25, 2008

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     5

Schedule ofINVESTMENTS  December 31, 2007, all dollars are rounded to thousands (000)

Prime Portfolio
DESCRIPTION	PAR	VALUE
Commercial Paper – 30.9%
Asset-Backed (a) – 20.2%
Atlantic Asset Securities
6.042%, 01/04/2008	$99,000	$98,950
5.882%, 01/25/2008	10,000	9,961

Barton Capital
5.800%, 01/10/2008	41,000	40,941
5.040%, 01/11/2008	100,000	99,863
4.900%, 01/18/2008	50,000	49,869

Chariot Funding
5.275%, 01/29/2008	100,000	99,592
5.805%, 01/11/2008	23,000	22,963

Falcon Asset Securitization
5.392%, 01/18/2008	70,000	69,823
6.051%, 01/30/2008	75,000	74,638

GOVCO
5.583%, 01/15/2008	125,000	124,730

Kitty HawkFunding
5.323%, 01/25/2008	20,000	19,929
5.344%, 02/08/2008	65,115	64,752

Liquid Funding
5.223%, 01/10/2008 (b)(c)	75,000	74,997

Market Street Funding
6.207%, 01/02/2008	39,000	38,993

Ranger Funding
5.626%, 01/11/2008	163,231	162,977
5.489%, 01/29/2008	30,217	30,089
5.344%, 02/08/2008	20,168	20,055

SheffieldReceivables
6.095%, 01/04/2008	47,000	46,976
4.982%, 01/14/2008	63,200	63,087
5.093%, 01/15/2008	26,500	26,448
5.094%, 01/16/2008	54,000	53,886
4.888%, 01/17/2008	14,000	13,970

ThamesAsset
4.861%, 01/07/2008	47,500	47,462
5.197%, 01/22/2008	64,000	63,808

Three Pillars
5.059%, 01/07/2008	100,000	99,916

Thunder Bay
4.832%, 01/10/2008	29,000	28,965
5.928%, 01/11/2008	64,000	63,895
5.832%, 01/14/2008	26,000	25,946
5.590%, 01/15/2008	45,000	44,903

Tulip Funding
5.729%, 01/03/2008	33,000	32,990
5.627%, 01/17/2008	60,000	59,851
4.911%, 02/06/2008	50,000	49,758

Variable Funding
5.094%, 01/16/2008	50,000	49,895
5.420%, 01/18/2008	177,416	176,965
5.999%, 01/25/2008	15,123	15,063

Windmill Funding
5.105%, 01/03/2008	60,000	59,983
5.455%, 01/09/2008	55,000	54,934
6.135%, 01/10/2008	53,000	52,919
Total Asset-Backed		2,234,742

Non-Asset-Backed – 3.2%
Kommunalkredit (a)
5.263%, 01/15/2008 (b)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

Prime Portfolio(continued)
DESCRIPTION	PAR	VALUE
Kommunalkredit (a)
5.018%, 01/23/2008 (b)	$75,000	$75,000
5.091%, 01/24/2008	100,000	99,679
4.890%, 01/31/2008	35,000	34,859

Morgan Stanley
5.450%, 01/11/2008 (b)	100,000	99,978
Total Non-Asset-Backed		359,516

Secured Liquidity Notes (a)(b)(c) – 7.5%
LEAFS LLC
4.949%, 01/21/2008	48,640	48,640
4.949%, 04/21/2008	127,764	127,764

Rams Funding
5.496%, 01/07/2008	80,024	80,024
5.146%, 01/09/2008	109,434	109,434
5.215%, 01/09/2008	26,053	26,053
5.146%, 01/22/2008	77,922	77,922
5.146%, 01/23/2008	59,259	59,259
5.105%, 01/24/2008	70,401	70,401
5.146%, 01/24/2008	80,756	80,756
5.095%, 01/29/2008	62,299	62,299
5.095%, 01/29/2008	94,490	94,490
Total Secured Liquidity Notes		837,042
Total Commercial Paper
(Cost $3,431,300)		3,431,300

Extendible Floating Rate Corporate
Notes (b) – 10.0%
BP Capital Markets PLC
5.066%, 03/11/2008	50,000	50,000

Bayerische Landesbank NY
4.956%, 01/24/2008	188,150	188,150

Dekabank Deutsche Girozentrale
5.239%, 01/22/2008 (a)	76,050	76,050

Depfa Bank
5.051%, 03/15/2008 (a)	128,168	128,168

HBOS Treasury Services
5.295%, 01/02/2008 (a)	101,055	101,055

Jackson National Life Funding
5.118%, 01/15/2008 (a)	76,050	76,050

Merrill Lynch
5.316%, 01/04/2008	126,050	126,050

MetLife Global Funding (a)
5.128%, 01/15/2008	80,840	80,840
4.965%, 01/25/2008	105,140	105,140

Morgan Stanley
5.153%, 01/15/2008	26,050	26,050
4.955%, 01/28/2008	76,060	76,060

WestLB AG New York
5.303%, 01/10/2008 (a)	76,060	76,060
Total Extendible Floating Rate Corporate Notes
(Cost $1,109,673)		1,109,673

Structured Notes (a)(b)(c) – 6.1%
Carlyle Loan Investment Limited
5.141%, 02/29/2008	50,000	50,000

CCN Independence
5.328%, 04/15/2008	26,230	26,230

CCN Orchard Park
5.552%, 01/15/2008	21,539	21,539

MOUNT  VERNON SECURITIES LENDING TRUST     2007  Annual Report     6

Schedule ofINVESTMENTS  December 31, 2007, all dollars are rounded to thousands (000)

Prime Portfolio(continued)
DESCRIPTION	PAR	VALUE
Duke Funding
5.313%, 01/08/2008	$104,000	$104,000

LakesideFunding
5.543%, 01/08/2008	235,066	235,066

Paragon Mortgages
5.018%, 01/15/2008	22,545	22,545
5.038%, 01/15/2008	86,713	86,713
PYXIS
4.959%, 01/22/2008	50,000	50,000

Shiprock Finance
4.915%, 01/30/2008	80,000	80,000
Total Structured Notes
(Cost $676,093)		676,093

Floating Rate Corporate Notes (b) – 3.6%
AllState Life Global Funding II (a)
5.088%, 01/15/2008	100,000	100,000
5.128%, 01/16/2008	100,000	100,000

Genworth Life Insurance
5.128%, 01/16/2008	50,000	50,000

JP Morgan Master Note
4.580%, 01/21/2008	100,000	100,000

PRICOA Global Funding
4.865%, 01/28/2008 (a)	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $400,000)		400,000

Certificates of Deposit – 3.2%
American Express
5.020%, 01/16/2008	6,000	6,000

Barclays Bank NY
5.260%, 01/22/2008 (b)	75,000	75,000

Calyon NY
5.006%, 01/22/2008 (b)	50,000	50,000

Natixis
5.070%, 02/01/2008	46,000	46,000
4.665%, 02/25/2008 (b)	175,000	175,000
Total Certificates of Deposit
(Cost $352,000)		352,000

Floating Rate Funding Agreements
(b)(c) – 1.2%
Genworth Life Insurance Company
5.279%, 01/22/2008	31,266	31,266

ING USAAnnuity
5.298%, 01/14/2008	50,000	50,000

United of Omaha Life Insurance Company
5.044%, 01/30/2008	50,000	50,000
Total Floating Rate Funding Agreements
(Cost $131,266)		131,266

Structured Investment Vehicle (a)(b)(c) – 0.7%
Sigma Finance
4.370%, 02/11/2008
(Cost $81,000)	81,000	81,000

Repurchase Agreements – 38.5%
ABN AMRO
4.600%, dated 12/31/2007, matures 01/02/2008,
repurchase price $375,096 (collateralized by various
securities: Total market value $397,991)	375,000	375,000

The accompanying notes are an integral part of the financial statements.

Prime Portfolio(continued)
DESCRIPTION	PAR	VALUE
Barclays
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $405,105 (collateralized by various
securities: Total market value $425,250)	$405,000	$405,000

Bear Stearns
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $125,033 (collateralized by various
securities: Total market value $131,142)	125,000	125,000

BNP Paribas
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $400,103 (collateralized by various
securities: Total market value $433,750)	400,000	400,000
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $45,012 (collateralized by various
securities: Total market value $45,900)	45,000	45,000

Citigroup
4.580%, dated 12/31/2007, matures 01/02/2008,
repurchase price $75,019 (collateralized by various
securities: Total market value $78,750)	75,000	75,000
4.580%, dated 12/31/2007, matures 01/02/2008,
repurchase price $150,038 (collateralized by various
securities: Total market value $157,500)	150,000	150,000
4.600%, dated 12/31/2007, matures 01/02/2008,
repurchase price $150,038 (collateralized by various
securities: Total market value $157,500)	150,000	150,000

Credit Suisse
4.640%, dated 12/31/2007, matures 01/02/2008,
repurchase price $15,004 (collateralized by various
securities: Total market value $15,753)	15,000	15,000
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $425,110 (collateralized by various
securities: Total market value $467,502)	425,000	425,000

Deutsche Bank
4.620%, dated 12/31/2007, matures 01/02/2008,
repurchase price $440,113 (collateralized by various
securities: Total market value $462,000)	440,000	440,000

Goldman Sachs
5.050%, dated 12/31/2007, matures 01/02/2008,
repurchase price $445,125 (collateralized by various
securities: Total market value $454,082)	445,000	445,000
Lehman Brothers
4.600%, dated 12/31/2007, matures 01/02/2008,
repurchase price $150,038 (collateralized by various
securities: Total market value $153,003)	150,000	150,000
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $35,009 (collateralized by various
securities: Total market value $35,701)	35,000	35,000

Merrill Lynch
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $300,078 (collateralized by various
securities: Total market value $315,002)	300,000	300,000

Morgan Stanley
4.520%, dated 12/31/2007, matures 01/02/2008,
repurchase price $290,073 (collateralized by U.S.
Government securities: Total market value $296,064)	290,000	290,000
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $247,064 (collateralized by various
securities: Total market value $260,524)	247,000	247,000
4.850%, dated 12/31/2007, matures 01/02/2008,
repurchase price $195,053 (collateralized by U.S.
Government securities: Total market value $199,073)	195,000	195,000
Total Repurchase Agreements
(Cost $4,267,000)		4,267,000

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     7

Schedule ofINVESTMENTS  December 31, 2007, all dollars are rounded to thousands (000) (including footnotes)

Prime Portfolio(concluded)
DESCRIPTION	SHARES	VALUE
Money Market Funds – 5.7%
AIM Short Term Investments Trust Liquid Assets
Portfolio	37,664,899	$37,665

Merrill Lynch Premier Institutional Fund	170,054,556	170,055
Reserve Primary Fund Class 12	370,262,416	370,262
Reserve Yield Plus Fund	50,000,000	50,000
Total Money Market Funds
(Cost $627,982)		627,982
Total Investments - 99.9%
(Cost $11,076,314)		11,076,314
Other Assets and Liabilities, Net – 0.1%		8,977
Total Net Assets - 100.0%		$11,085,291

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  Unless indicated otherwise, these securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees.  As of December 31, 2007, the value of these investments was $4,981,778 or 44.9% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Securities - The rate shown is the rate in effect as of December 31, 2007. The date shown is the next reset date.

(c)	Securities are considered illiquid. As of December 31, 2007, the value of these investments was $1,800,398 or 16.2% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Short-Term Bond Portfolio
DESCRIPTION	PAR	VALUE
Commercial Paper – 24.0%
Asset-Backed (a) – 11.4%
Atlantic Asset Securities
6.130%, 01/04/2008	$10,000	$9,995
5.447%, 01/25/2008	17,000	16,939

Barton Capital
4.919%, 01/18/2008	50,000	49,885

Falcon Asset Securitization
5.392%, 01/18/2008	30,000	29,924
6.051%, 01/30/2008	25,000	24,879

Market Street Funding
6.207%, 01/02/2008	20,000	19,997
6.209%, 01/03/2008	50,000	49,983

Ranger Funding
5.707%, 01/04/2008	5,000	4,998
6.086%, 01/11/2008	16,000	15,973

SheffieldReceivables
4.888%, 01/17/2008	30,000	29,935

Three Pillars
5.144%, 01/15/2008	18,000	17,964
5.069%, 01/22/2008	31,386	31,294

Thunder Bay
5.928%, 01/11/2008	40,000	39,934
4.878%, 01/18/2008	32,500	32,426

Windmill Funding
5.105%, 01/03/2008	40,000	39,989
5.455%, 01/09/2008	20,000	19,976
6.136%, 01/10/2008	10,000	9,985
Total Asset-Backed		444,076

Non-Asset-Backed – 0.9%
Kommunalkredit
4.890%, 01/31/2008 (a)	35,000	34,859

Secured Liquidity Notes (a)(b)(c) – 11.7%
KKR Atlantic Funding
5.205%, 03/13/2008 (d)(e)	113,609	111,797

KKR Pacific Funding
5.205%, 03/13/2008 (d)(e)	36,278	35,420

Leafs LLC
4.949%, 01/21/2008	66,796	66,796

New Entity - Ottimo
5.096%, 10/30/2008 (d)(f)	65,454	62,409

Rams Funding
5.146%, 01/09/2008	5,564	5,564
5.215%, 01/09/2008	53,903	53,903
5.095%, 01/22/2008	26,700	26,700
5.182%, 01/22/2008	55,279	55,279
5.146%, 01/23/2008	13,122	13,122
5.095%, 01/29/2008	25,512	25,512
Total Secured Liquidity Notes		456,502
Total Commercial Paper
(Cost $937,198)		935,437

Floating Rate Corporate Notes (c) – 16.1%
American Express Bank
5.009%, 01/22/2008	45,000	45,000
4.925%, 01/28/2008	45,000	45,000

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     8

Schedule ofINVESTMENTS  December 31, 2007, all dollars are rounded to thousands (000)

Short-Term Bond Portfolio(continued)
DESCRIPTION	PAR	VALUE
American Express Credit
5.303%, 01/09/2008	$30,000	$30,000

Credit Suisse
4.670%, 01/02/2008	50,000	50,000

General Electric Capital
4.620%, 01/02/2008	60,000	60,000
4.630%, 01/02/2008	35,000	35,000

Goldman Sachs Group
4.986%, 01/23/2008	50,000	50,000

JP Morgan Master Note
4.580%, 01/02/2008	100,000	100,000

Lehman Brothers Holding
4.966%, 01/23/2008	40,000	40,000

MBIA Global Funding (a)
4.600%, 01/02/2008	50,000	50,000
5.321%, 01/23/2008	50,000	50,000

SLM Corporation
4.710%, 01/02/2008	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $630,000)		630,000
Extendible Floating Rate Corporate
Notes (c) – 9.8%
Bayerische Landesbank NY
4.956%, 01/24/2008	48,850	48,850

Dekabank Deutsche Girozentrale
5.239%, 01/22/2008 (a)	23,950	23,950

Depfa Bank
5.051%, 03/15/2008 (a)	71,832	71,897

HBOS Treasury Services
5.295%, 01/02/2008 (a)	23,945	23,945

Jackson National Life Funding
5.118%, 01/15/2008 (a)	23,950	23,950

Merrill Lynch
5.316%, 01/04/2008	23,950	23,950

MetLife Global Funding (a)
5.128%, 01/15/2008	19,160	19,160
4.965%, 01/25/2008	25,860	25,860

Monumental Global Funding
4.660%, 01/02/2008 (a)	50,000	50,000

Morgan Stanley
5.153%, 01/15/2008	23,950	23,950
4.955%, 01/28/2008	23,940	23,940

WestLB AG
5.303%, 01/10/2008 (a)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $383,327)		383,392

Structured Notes (a)(b)(c) – 6.5%
CCN Independence
5.108%, 01/15/2008	71,900	71,900
5.328%, 01/15/2008	25,000	25,000

CCN Orchard Park
5.332%, 01/07/2008	57,260	57,260
5.552%, 01/07/2008	29,004	29,004

Duke Funding
5.313%, 01/08/2008	23,392	23,392

The accompanying notes are an integral part of the financial statements.

Short-Term Bond Portfolio(continued)
DESCRIPTION	PAR	VALUE
Shiprock Finance, Series 2007-4A, Class A
4.915%, 01/31/2008	$48,939	$48,939
Total Structured Notes
(Cost $255,495)		255,495

Certificate of Deposit – 2.6%
Barclays Bank NY (c)
5.260%, 01/22/2008	25,000	25,000

Natixis
4.665%, 01/02/2008	75,000	75,000
Total Certificates of Deposit
(Cost $100,000)		100,000

Structured Investment Vehicles (a)(c) – 2.6%
CC USA
4.578%, 01/02/2008	50,000	49,979

Sigma Finance
4.770%, 01/02/2008 (b)	50,000	50,000
Total Structured Investment Vehicles
(Cost $99,979)		99,979

Collateralized Mortgage Obligation,
Asset-Backed – 1.4%
Whitehawk Funding, Series 2004-1A, Class A1H
5.041%, 03/15/2008 (a)(c)
(Cost $55,000)	55,000	54,188

Floating Rate Funding Agreements
(b) (c) – 1.4%
Genworth Life Insurance Company
5.279%, 01/22/2008	28,734	28,734

United of Omaha Life Insurance Company
5.305%, 01/02/2008	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $53,734)		53,734

Repurchase Agreements – 29.5%
ABN AMRO
4.600%, dated 12/31/2007, matures 01/02/2008,
repurchase price $50,013 (collateralized by various
securities: Total market value $52,500)	50,000	50,000

Barclays
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $25,006 (collateralized by various
securities: Total market value $26,250)	25,000	25,000
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $100,025 (collateralized by various
securities: Total market value $105,000)	100,000	100,000

Bear Stearns
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $175,046 (collateralized by various
securities: Total market value $185,287)	175,000	175,000

BNP Paribas
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $190,050 (collateralized by various
securities: Total market value $193,800)	190,000	190,000

Credit Suisse
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $140,036 (collateralized by various
securities: Total market value $154,003)	140,000	140,000

Deutsche Bank
4.620%, dated 12/31/2007, matures 01/02/2008,
repurchase price $160,041 (collateralized by various
securities: Total market value $168,000)	160,000	160,000

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     9

Schedule ofINVESTMENTS  December 31, 2007, all dollars are rounded to thousands (000) (including footnotes)

Short-Term Bond Portfolio(concluded)
DESCRIPTION	PAR	VALUE
Goldman Sachs
5.050%, dated 12/31/2007, matures 01/02/2008,
repurchase price $145,041 (collateralized by various
securities: Total market value $147,960)	$145,000	$145,000

Lehman Brothers
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $17,004 (collateralized by various
securities: Total market value $17,340)	17,000	17,000
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $51,013 (collateralized by various
securities: Total market value $52,020)	51,000	51,000

Merrill Lynch
4.700%, dated 12/31/2007, matures 01/02/2008,
repurchase price $90,024 (collateralized by various
securities: Total market value $94,501)	90,000	90,000

Morgan Stanley
4.650%, dated 12/31/2007, matures 01/02/2008,
repurchase price $9,002 (collateralized by various
securities: Total market value $13,888)	9,000	9,000
Total Repurchase Agreements
(Cost $1,152,000)		1,152,000

Money Market Funds – 5.9%	SHARES
AIM Short Term Investments Trust Liquid Assets
Portfolio	30,782,584	30,783
Merrill Lynch Premier Institutional Fund	15,588,006	15,588
Reserve Primary Fund Class 12	133,012,819	133,013
Reserve Yield Plus Fund	50,000,000	50,000
Total Money Market Funds
(Cost $229,384)		229,384

Total Investments – 99.8%
(Cost $3,896,117)		3,893,609
Other Assets and Liabilities, Net - 0.2%		6,982
Total Net Assets - 100.0%		$3,900,591

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  Unless indicated otherwise, these securities have been determined to be liquid under the guidelines established by the portfolio’s Board of Trustees.  As of December 31, 2007, the value of these investments was $1,707,801 or 43.8% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Securities are considered illiquid. As of December 31, 2007, the value of these investments was $815,731 or 20.9% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Variable Rate Securities - The rate shown is the rate in effect as of December 31, 2007. The date shown is the next reset date.

(d)	Security is restricted and fair valued. As of December 31, 2007 the value of these investments was $209,626 or 5.4% of total net assets. See note 2 in Notes to Financial Statements.

(e)
On October 15, 2007, securities issued by KKR Atlantic Funding Trust (‘‘KKR Atlantic’’) and KKR Pacific Funding Trust (‘‘KKR Pacific’’) were restructured. As of that date, the portfolio owned $118,206 principal amount of amended notes issued by KKR Atlantic and $38,152 principal amount of amended notes issued by KKR Pacific. The amended notes issued by each trust mature on March 13, 2008, with 50% of the principal amount subject to mandatory prepayment on February 15, 2008. The notes bear interest at the London Interbank Offered Rate (‘‘LIBOR’’) plus 35 basis points, reset monthly, and are subject to mandatory prepayment from available cash flows from the liquidation of collateral. See note 9 in Notes to Financial Statements.

(f)
The secured liquidity notes ("SLNs") issued by Ottimo Funding Ltd. ("Ottimo") have been restructured. Effective November 1, 2007, each beneficial owner of SLNs exchanged such beneficial owner's SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by such beneficial owner, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, each former owner of SLNs now holds New Notes secured by collateral previously held by Ottimo. The New Notes mature on October 30, 2008, and pay interest at a rate based on the weighted average coupon of the underlying collateral. This exchange resulted in a realized loss of $4,010 to the portfolio.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     10

Statements of ASSETS AND LIABILITIES   December 31, 2007, all dollars and shares are rounded to thousands (000), except per share data

	Prime Portfolio	Short-Term Bond Portfolio
Investments in securities, at cost	$6,809,314	$2,744,117
Repurchase agreements, at cost	4,267,000	1,152,000
ASSETS:
Investments in securities (note 2)	$6,809,314	$2,741,609
Repurchase agreements (note 2)	4,267,000	1,152,000
Receivable for securities sold	—	367
Cash	9,041	3,410
Receivable for dividends and interest	27,351	12,041
Total assets	11,112,706	3,909,427
LIABILITIES:
Dividends payable	27,209	8,768
Payable to affiliates (note 3)	206	68
Total liabilities	27,415	8,836
Net assets	$11,085,291	$3,900,591
COMPOSITION OF NET ASSETS:
Portfolio capital	$11,085,313	$3,907,052
Accumulated net realized loss in investments (note 2)	(22)	(3,953)
Net unrealized depreciation of investments	—	(2,508)
Net assets	$11,085,291	$3,900,591
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	11,085,313	3,907,052
Net asset value, offering price, and redemption price per share	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     11

Statements of OPERATIONS   December 31, 2007, all dollars and shares are rounded to thousands (000)
	Prime Portfolio	Short-Term Bond Portfolio
INVESTMENT INCOME:
Interest income	$726,576	$204,632
Total investment income	726,576	204,632
EXPENSES (note 3):
Administration fees	2,705	759
Total expenses	2,705	759
Less: Indirect payments from custodian	(60)	(24)
Total net expenses	2,645	735
Investment income - net	723,931	203,897
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on investments	(24,338)	(3,953)
Reimbursement from affiliate (note 7)	24,316	—
Net change in unrealized appreciation or depreciation of investments	—	(2,530)
Net increase in net assets resulting from operations	$723,909	$197,414

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007 Annual Report     12

Statements of CHANGES IN NET ASSETS   December 31, 2007, all dollars and shares are rounded to thousands (000)

		Prime Portfolio		Short-Term Bond Portfolio
	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006 [1]	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006 [1]
OPERATIONS:
Investment income - net	$723,931	$202,206	$203,897	$155,750
Net realized gain (loss) on investments	(24,338)	12	(3,953)	18
Reimbursement from affiliate (note 7)	24,316	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	—	(2,530)	22
Net increase in net assets resulting from operations	723,909	202,218	197,414	155,790
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net	(723,931)	(202,206)	(203,897)	(155,750)
Net realized gain on investments	—	(12)	—	(18)
Total distributions	(723,931)	(202,218)	(203,897)	(155,768)
CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	69,284,036	14,892,565	14,812,015	8,914,313
Payments for redemptions	(63,965,526)	(13,034,240)	(14,369,193)	(9,042,014)
Increase (decrease) in net assets from capital share transactions	5,318,510	1,858,325	442,822	(127,701)
Total increase (decrease) in net assets	5,318,488	1,858,325	436,339	(127,679)
Net assets at beginning of period	5,766,803	3,908,478 2	3,464,252	3,591,931 2
Net assets at end of period	$11,085,291	$5,766,803	$3,900,591	$3,464,252

1	Portfolio commenced operations on April 1, 2006.
2	Initial capital contributed on March 31, 2006 via an in-kind transfer.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     13

FINANCIAL HIGHLIGHTS   For a share outstanding throughout the period

		Prime Portfolio		Short-Term Bond Portfolio
	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006 [1]	Year Ended 12/31/2007	Nine-Month Fiscal Period Ended 12/31/2006 [1]
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.05	0.04	0.05	0.04
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
RATIOS / SUPPLEMENTAL DATA:
Total return	5.47%[2]	4.06%	5.48%	4.07%
Net assets at end of period (000)	$11,085,291	$5,766,803	$3,900,591	$3,464,252
Ratio of expenses to average net assets 3	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	5.35%	5.30%	5.38%	5.31%

[1] Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.
[2] The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 7).
[3] Expense ratio is based on total expenses of the portfolio before indirect payments received from the custodian.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     14

Notes toFINANCIAL STATEMENTS  December 31, 2007, all dollars and shares are rounded to thousands (000)

1 >            Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act (the “Act”) of 1940, as amended, as a diversified, open-end management investment company. The trust has established two series of shares of beneficial interest representing interests in two separate portfolios: Mount Vernon Securities Lending Prime Portfolio (“Prime Portfolio”), which operates as a money market fund governed by Rule 2a-7, and Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”) (each a “portfolio” and collectively the “portfolios”). The portfolios commenced operations on April 1, 2006.

The portfolios are used as vehicles for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolios’ offering memoranda provide descriptions of each portfolio’s investment objective, principal investment strategies, and principal risks.

2 >            Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolios are as follows:

SECURITY VALUATIONS– Investment securities held in Prime Portfolio are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the portfolio are determined weekly using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees (the “trustees”). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 50% of the allowable 0.5% threshold, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. The trustees will then determine what action, if any, to take. No such notification was required duringthe fiscal year ended December 31, 2007.

The Short-Term Bond Portfolio values its investment portfolio at market value. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the trustees. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity are valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of December 31, 2007, Prime Portfolio held no fair valued securities, and Short-Term Bond Portfolio held fair valued securities with a total value of $209,626 or 5.4% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME– The portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS– Dividends on shares of each portfolio are declared daily and paid monthly from net investment income. Distributions from net short- and long-term capital gains, if any, are made at least annually. Generally, distributions are declared and paid in December, if required, for a portfolio to avoid imposition of federal excise tax on undistributed income and capital gains. The portfolios do not expect to realize any material long-term capital gains or losses. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of thepurchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     15

Notes toFINANCIAL STATEMENTS  continued

FEDERAL TAXES – Each portfolio is treated as a separate taxable entity. Each portfolio intends to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal year ended December 31, 2007 and the nine-month fiscal period ended December 31, 2006, were as follows:

Ordinary Income	Fiscal Year Ended 12/31/07	Nine-Month Fiscal Period Ended 12/31/06
Prime Portfolio	$723,441	$175,499
Short-Term Bond Portfolio	211,436	139,461

As of December 31, 2007, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Prime Portfolio	Short-Term Bond Portfolio
Undistributed ordinary income	$27,209	$8,768
Undistributed long term capital gains	—	—
Accumulated capital and post-October losses	(22)	(3,953)
Unrealized depreciation	—	(2,508)
Total accumulated earnings	$27,187	$2,307

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared, but not yet paid, as of December 31, 2007.

As of December 31, 2007, Prime Portfolio had a capital loss carryforward of $22, which, if not offset by subsequent capital gains, will expire on December 31, 2015. Prime Portfolio incurred a loss of $3,953 for tax purposes for the period from November 1, 2007 to December 31, 2007. As permitted by tax regulations, the portfolio intends to elect to defer and treat this loss as arising in the fiscal year ending December 31, 2008.

REPURCHASE AGREEMENTS – Each portfolio may enter into repurchase agreements with counterparties whom the portfolios’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each portfolio may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the trustees as reflecting fair value. Prime Portfolio and Short-Term Bond Portfolio intend to invest no more than 10% and 15%, respectively, of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Due to changes in market conditions during the fiscal year, a number of the portfolios’ holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the portfolios hold illiquid securities representing more than 10% and 15%, respectively, of their net assets, the portfolios may not purchase additional illiquid securities. In addition, the portfolios will attempt to reduce their holdings of illiquid securities in an orderly fashion.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees. As of December 31, 2007, Prime Portfolio held no restricted securities and Short-Term Bond Portfolio held restricted securities with a total value of $209,626 or 5.4% of total net assets.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     16

Notes toFINANCIAL STATEMENTS  continued

Information concerning restricted securities is as follows:

Short-Term Bond Portfolio Securities	Par	Date Acquired*	Cost Basis
KKR Atlantic	$113,609	10/15/2007	$113,609
KKR Pacific	36,278	10/15/2007	36,278
New Entity - Ottimo	65,454	11/1/2007	61,501
*Date of restructuring. See footnotes (e) and (f) to the Schedule of Investments.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolios, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating funds. The portfolios did not have any interfund lending transactions during the fiscal year ended December 31, 2007.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >            Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, FAF Advisors manages each portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the trust’s portfolios.

ADMINISTRATOR – Pursuant to an administration agreement, FAF Advisors provides various administrative services to each portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of each portfolio, and bears all of the portfolios’ other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolios’ custodian. U.S. Bank does not charge a fee for its custody services to the trust’s portfolios. Under the custodian agreement, interest expense is charged for cash overdrafts incurred and credits are received for interest earned on uninvested cash balances.

For the fiscal year ended December 31, 2007, Prime Portfolio and Short-Term Bond Portfolio had interest earned on uninvested cash balances of $60 and $24, respectively, and no interest expense on overdrafts. The net amount is disclosed as “Indirect payments from custodian” in the Statements of Operations.

4 >            Capital Share Transactions

The trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the portfolios were as follows:

	Prime Portfolio		Short-Term Bond Portfolio
	Year Ended 12/31/07	Nine-Month Fiscal Period Ended 12/31/06	Year Ended 12/31/07	Nine-Month Fiscal Period Ended 12/31/06
Shares issued	69,284,036	14,892,565	14,812,015	8,914,313
Shares redeemed	(63,965,526)	(13,034,240)	(14,369,193)	(9,042,014)
Net increase (decrease) in capital shares	5,318,510	1,858,325	442,822	(127,701)

5 >            Investment Security Transactions

During the fiscal year ended December 31 2007, all purchases of securities and proceeds from sales ofsecurities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

The aggregate gross unrealized appreciation and depreciation of securities held by the portfolios and the total cost of securities for federal tax purposes at December 31, 2007, were as follows:

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING  TRUST     2007  Annual Report     17

Notes toFINANCIAL STATEMENTS  concluded

Portfolio	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Prime Portfolio	$———	$———	$———	$11,076,314
Short-Term Bond Portfolio	———	(2,508)	(2,508)	3,896,117

6 >            Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. However, the portfolios have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >            Reimbursement from Affiliate

On November 26, 2007, an affiliate of the portfolios’ advisor purchased various secured liquidity notes held by Prime Portfolio. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the 1940 Act. The amount shown in the portfolio’s Statements of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

8 >            New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The portfolios have adopted FIN 48 and as of December 31, 2007, the portfolios did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, ‘‘Fair Value Measurements’’ (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the portfolios do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statements of operations for a fiscal period.

9 >            Subsequent Event
On February 15, 2008, the holders of secured liquidity notes issued by KKR Atlantic Funding Trust and KKR Pacific Funding Trust (the “Notes”) entered into an Extension Amendment Agreement (the “Agreement”) to allow for restructuring discussions.  The Agreement extends the date on which 50% of the principal amount of the Notes must be prepaid from February 15, 2008 to March 3, 2008 (the “Extension Period”).  The holders of a majority of the Notes have the right to terminate the Agreement upon one business day’s notice.  If the Agreement terminates or the Extension Period expires without an agreement to further extend or an agreement to restructure the Notes, the Notes will become due and payable and Noteholders will have the right to receive an in-kind distribution of the collateral underlying the Notes.  Should that occur, Noteholders may elect to form a new structure to hold that collateral.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     18

Notice toShareholders

TAX INFORMATION

For the fiscal year ended December 31, 2007, each portfolio has designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis) [a]	Ordinary Income Distributions (Tax Basis) [a]	Total Distributions (Tax Basis)	Dividends Received Deduction [b]	Qualified Dividend Income [b]
Prime Portfolio	0.00%	100%	100%	0.00%	0.00%
Short-Term Bond Portfolio	0.00	100	100	0.00	0.00

[a]	Based on a percentage of the portfolio’s distributions.
[b]	Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for Prime Portfolio and Short-Term Bond Portfolio were 76.37% and 93.23%, respectively.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for Prime Portfolio and Short-Term Bond Portfolio were 0.00% and 0.00%, respectively.

HOW TO OBTAIN A COPY OF THE PORTFOLIOS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolios use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge upon request by calling 612-303-3447; and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolios’ Forms N-Q are available (1) without charge upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolios’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     19

Notice toShareholders continued

Trustees and Officers of the Portfolios

Independent Trustees
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee*
Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer of Cargo - United Airlines, from July 2001 through July 2004	First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006	Retired; Principal from 1983 to 2004 and Chief Financial Officer and Chief Administrative Officer from 1988 to 2002 of William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Owner and President of Executive and Management Consulting,
Inc., a management consulting firm; Board member of GC
McGuiggan Corporation (dba Smyth Companies), a label printer;
former Chief Executive Officer of Creative Promotions International, LLC, a promotional award programs and products company, through October 2003

				First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer of RKR Consultants, Inc., and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including 63 portfolios	Cleveland-Cliffs Inc. (a producer of iron ore pellets)
Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Attorney at law, Owner and President of Strauss
Management Company, a Minnesota holding company
for various organizational management business ventures;
Owner, Chairman, and Chief Executive Officer of Community
Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer of Excensus™, LLC, a strategic demographic planning and application development firm

				First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Trustee
Chair term three years. Trustee term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of Mount Vernon Securities Lending Trust’s Board since September 2005; Trustee of Mount Vernon Securities Lending Trust since September 2005

Governance consultant and non-profit board member;
former Owner and President of Strategic Management
Resources, Inc.,  a management consulting firm; Executive
Consultant for State Farm Insurance Company through 2003
				First American Funds Complex: twelve registered investment companies, including 63 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President of Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including 63 portfolios	None

*
Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     20

Notice toShareholders concluded

Officers
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since September 2005	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc. since September 2007
Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956) *	Vice President - Administration	Re-elected by the Board annually; Vice President – Administration of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President of FAF Advisors, Inc.
Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Treasurer of FAF Advisors, Inc. since October 2004; prior thereto, Vice President of investment accounting and fund treasurer of Thrivent Financial for Lutherans
Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of Mount Vernon Securities Lending Trust since September 2005
Mutual Funds Assistant Treasurer of FAF Advisors, Inc. since September 2005; prior thereto, Director and Senior Project Manager for FAF Advisors, Inc. from May 2003 to September 2005; prior thereto, Vice President and Director of Operations of Paladin Investment Associates, LLC

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since September 2005
Chief Compliance Officer of FAF Advisors, Inc. since March 2005; Chief Compliance Officer of Franklin Advisors, Inc. and Chief Compliance Counsel of Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since September 2006
Compliance Manager for FAF Advisors, Inc. since June 2006; prior thereto, Compliance Analyst for FAF Advisors, Inc. from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst for Wachovia Retirement

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since September 2005	Deputy General Counsel of FAF Advisors, Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm
James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Counsel for FAF Advisors, Inc. since August 2004; prior thereto, Senior Counsel for Thrivent Financial for Lutherans
James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President for U.S. Bancorp Fund Services, LLC
Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006
Counsel for FAF Advisors, Inc. since May 2006; prior thereto, Counsel for Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior to that, Counsel for FAF Advisors, Inc. from May 2003 to August 2004; prior thereto, Associate Counsel for Hartford Life and Accident Insurance Company

*
Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Agnew, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and an affiliate of FAF Advisors, Inc.

MOUNT VERNON SECURITIES LENDING TRUST     2007  Annual Report     21

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)
Audit Fees* - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2007 and $0 in the fiscal period ended December 31, 2006, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)
Audit-Related Fees* – E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2007 and $0 in the fiscal period ended December 31, 2006, including fees associated with the semi-annual review of portfolio disclosures.

(c)
Tax Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2007 and $0 in the fiscal period ended December 31, 2006, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees* - E&Y billed the registrant fees of $0 in the fiscal period ended December 31, 2007 and $0 in the fiscal period ended December 31, 2006, for other services to the registrant.

* Pursuant to an administration agreement, FAF Advisors, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolios do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolios

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolios’ independent audit firm directly for the portfolios.  At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolios and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services.  Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the portfolios. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolios.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $326,500 in the fiscal year ended December 31, 2007 and $183,200 in the fiscal period ended December 31, 2006.

(h)
The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 6, 2008

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 6, 2008